SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
 The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2013	1,914
Net income attributable to redeemable non-controlling interests	546
Foreign currency translation adjustments	261

December 31, 2013	2,721

Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2011	2013

Dividend yield	0%	3%
Expected volatility	63.3% - 65.3%	57.7% - 60.2%
Risk-free interest rate	2.1%	2.6%
Expected forfeiture (employees)	8.4%	-
Expected forfeiture (executives)	5.2%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.7	-
Suboptimal exercise multiple (executives)	3.2	3.2

Schedule Of Stock Based Compensation Expense [Table Text Block]
During the years ended December 31, 2011, 2012 and 2013, the Company recognized stock-based compensation expense related to employee stock options in the amount of $  633, $ 515 and $ 325, respectively, as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenue	$4	$16	$11
Research and development	54	114	67
Selling and marketing	92	82	85
General and administrative	483	303	162

Total stock-based compensation expense	$633	$515	$325

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2012	2013
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$140	$-
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	16	-

Total derivatives		$156	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Statements	Gain (loss) recognized in the statements of income
	of	Year ended December 31,
	income item	2011	2012	2013

Cash flow hedging:
Foreign exchange forward and option contracts	"Operating expenses"	$63	$-	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts	"Financial expenses, net"	59	245	139

Total derivatives		$122	$245	$139